DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details textual) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Provision For Dividends	$ 113,773
Dividends paid, ordinary shares	$ 60,494